                                                           FILE NUMBER 028-00568

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2005

                        If amended report check here: [ ]

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of May, 2005.

                                        By: /s/ William M Lane
                                            ------------------------------------
                                            William M Lane, Vice President
                                            for Robert E. Torray & Co. Inc.

March 31, 2005                            Form 13F - Robert E. Torray & Co. Inc.

       Item 1           Item 2   Item 3        Item 4      Item 5            Item 6             Item 7            Item 8
                                                                             Invest                          Voting Authority
                        Title     CUSIP     Fair Market    Total   --------------------------          ----------------------------
Name of Issuer         of Class   Number       Value       Shares  (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
--------------         --------   ------    -----------  --------- ------- --------- -------- -------- --------  --------- --------
Abbott Laboratories    common   002824100    86,277,069  1,850,645    X                       All      1,850,645
                                             22,318,999    478,743    X                       All                           478,743
Agilent Technologies   common   00846U101    42,894,840  1,932,200    X                       All      1,932,200
                                             10,185,360    458,800    X                       All                           458,800
Allied Capital
 Corporation           common   01903Q108    61,006,140  2,337,400    X                       All      2,337,400
                                             15,829,650    606,500    X                       All                           606,500
AMBAC Financial
 Group, Inc.           common   023139108   114,966,323  1,538,011    X                       All      1,538,011
                                             31,757,538    424,850    X                       All                           424,850
American Express
 Company               common   025816109    86,343,107  1,680,808    X                       All      1,680,808
                                             20,612,829    401,262    X                       All                           401,262
American International
 Group, Inc.           common   026874107    57,466,487  1,037,114    X                       All      1,037,114
                                             18,605,182    335,773    X                       All                           335,773
Amgen Inc.             common   031162100   104,919,858  1,802,437    X                       All      1,802,437
                                             29,469,977    506,270    X                       All                           506,270
Anheuser-Busch Co.,
 Inc.                  common   035229103    65,023,676  1,372,097    X                       All      1,372,097
                                             17,742,816    374,400    X                       All                           374,400
Automatic Data
 Processing, Inc.      common   053015103    79,670,504  1,772,425    X                       All      1,772,425
                                             19,271,099    428,723    X                       All                           428,723
Bank of America
 Corporation           common   060505104    37,321,124    846,284    X                       All        846,284
                                             10,715,859    242,990    X                       All                           242,990
Cardinal Health Inc.   common   14149Y108    98,631,410  1,767,588    X                       All      1,767,588
                                             25,779,600    462,000    X                       All                           462,000
Clear Channel
 Communications, Inc.  common   184502102    85,982,347  2,494,411    X                       All      2,494,411
                                             21,544,474    625,021    X                       All                           625,021
Danaher Corporation    common   235851102    61,490,933  1,151,300    X                       All      1,151,300
                                             16,744,035    313,500    X                       All                           313,500
The DIRECTV Group,
 Inc.                  common   25459L106    73,743,562  5,113,978    X                       All      5,113,978
                                             18,476,707  1,281,325    X                       All                         1,281,325
The Walt Disney
 Company               common   254687106   118,705,322  4,131,755    X                       All      4,131,755
                                             29,363,066  1,022,035    X                       All                         1,022,035
Eastman Kodak Company  common   277461109    71,792,280  2,205,600    X                       All      2,205,600
                                             18,924,570    581,400    X                       All                           581,400
Echostar Communications
 Corporation           common   278762109    56,687,788  1,938,044    X                       All      1,938,044
                                             14,943,825    510,900    X                       All                           510,900
Emerson Electric
 Company               common   291011104    66,902,963  1,030,386    X                       All      1,030,386
                                             24,559,773    378,250    X                       All                           378,250
First Data Corporation common   319963104   112,865,222  2,871,158    X                       All      2,871,158
                                             30,056,426    764,600    X                       All                           764,600
Franklin Resources
Inc.                   common   354613101   128,161,724  1,866,886    X                       All      1,866,886
                                             33,890,171    493,666    X                       All                           493,666
Gannett Co., Inc.      common   364730101    55,552,989    702,491    X                       All        702,491
                                             15,709,954    198,659    X                       All                           198,659
General Dynamics
 Corporation           common   369550108    78,499,765    733,300    X                       All        733,300
                                             18,969,260    177,200    X                       All                           177,200

March 31, 2005                            Form 13F - Robert E. Torray & Co. Inc.

       Item 1           Item 2   Item 3        Item 4      Item 5            Item 6             Item 7            Item 8
                                                                             Invest                          Voting Authority
                        Title     CUSIP     Fair Market    Total   --------------------------          ----------------------------
Name of Issuer         of Class   Number       Value       Shares  (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
--------------         --------   ------    -----------  --------- ------- --------- -------- -------- --------  --------- --------
General Electric
 Company               common   369604103   110,385,934  3,061,174    X                       All      3,061,174
                                             28,433,310    788,500    X                       All                           788,500
The Goldman Sachs
 Group, Inc.           common   38141G104    78,488,864    713,600    X                       All        713,600
                                             20,535,133    186,700    X                       All                           186,700
Hewlett-Packard
 Company               common   428236103       300,227     13,684    X                       All         13,684
Honeywell
 International Inc.    common   438516106    76,900,642  2,066,666    X                       All      2,066,666
                                             22,265,459    598,373    X                       All                           598,373
Illinois Tool Works
 Inc.                  common   452308109   128,888,284  1,439,610    X                       All      1,439,610
                                             31,261,011    349,168    X                       All                           349,168
Intel Corporation      common   458140100    75,929,578  3,268,600    X                       All      3,268,600
                                             19,884,880    856,000    X                       All                           856,000
JPMorgan Chase & Co.   common   46625H100    61,350,647  1,773,140    X                       All      1,773,140
                                             17,780,801    513,896    X                       All                           513,896
Johnson & Johnson      common   478160104    55,762,948    830,300    X                       All        830,300
                                             13,905,881    207,056    X                       All                           207,056
Markel Corporation     common   570535104   125,075,452    362,317    X                       All        362,317
                                             10,264,474     29,734    X                       All                            29,734
Medtronic, Inc.        common   585055106    71,870,070  1,410,600    X                       All      1,410,600
                                             17,975,160    352,800    X                       All                           352,800
Pfizer Inc.            common   717081103    51,545,629  1,962,148    X                       All      1,962,148
                                             10,435,337    397,234    X                       All                           397,234
SBC Communications,
 Inc.                  common   78387G103    46,313,997  1,955,002    X                       All      1,955,002
                                             11,906,594    502,600    X                       All                           502,600
Tribune Company        common   896047107    64,660,249  1,621,777    X                       All      1,621,777
                                             15,377,381    385,688    X                       All                           385,688
United Technologies
 Corporation           common   913017109   106,815,789  1,050,716    X                       All      1,050,716
                                             27,847,419    273,927    X                       All                           273,927
Univision
 Communications, Inc.  common   914906102    93,374,945  3,372,154    X                       All      3,372,154
                                             25,260,203    912,250    X                       All                           912,250
                                          -------------
                                          3,631,172,901
                                          =============